Annual Operating Expenses - FidelityAdvisorMidCapIIFund-AMCIZPRO - FidelityAdvisorMidCapIIFund-AMCIZPRO - Fidelity Advisor Mid Cap II Fund	Mar. 01, 2024
Fidelity Advisor Mid Cap II Fund - Class A
Operating Expenses:
Management fee	0.71%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[2]
Total annual operating expenses	0.98%
Fidelity Advisor Mid Cap II Fund - Class C
Operating Expenses:
Management fee	0.71%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%	[2]
Total annual operating expenses	1.73%
Fidelity Advisor Mid Cap II Fund - Class M
Operating Expenses:
Management fee	0.70%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.02%	[2]
Total annual operating expenses	1.22%
Fidelity Advisor Mid Cap II Fund - Class I
Operating Expenses:
Management fee	0.69%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.71%
Fidelity Advisor Mid Cap II Fund - Class Z
Operating Expenses:
Management fee	0.56%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.58%

[1]	AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22%, 0.21%, 0.23%, 0.20%, and 0.07%, for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.
[2]	BAdjusted to reflect current fees.